OPTIMUM LARGE CAP GROWTH FUND
Optimum Large Cap Growth Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns OPTIMUM LARGE CAP GROWTH FUND	1 year	5 years	Lifetime	Inception Date
CLASS A	8.70%	0.76%	4.25%	Aug. 01, 2003
CLASS A After Taxes on Distributions	8.70%	0.63%	4.16%	Aug. 01, 2003
CLASS A After Taxes on Distributions and Sales	5.65%	0.65%	3.68%	Aug. 01, 2003
CLASS B	10.53%	0.87%	4.42%	Aug. 01, 2003
CLASS C	13.53%	1.30%	4.42%	Aug. 01, 2003
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	5.39%	Aug. 01, 2003

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM FUND TRUST

Optimum Large Cap Growth Fund

Supplement to the Fund’s Class A, Class B and Class C
Statutory Prospectus dated July 29, 2011 (the “Prospectus”)

The following replaces the average annual total return table found in the Prospectus under “How has Optimum Large Cap Growth Fund performed?”.

Average annual total returns for periods ended December 31, 2010

			Lifetime
			(8/1/03 to
	1 year	5 years	12/31/10)
Class A return before taxes	8.70%	0.76%	4.25%
Class A return after taxes on distributions	8.70%	0.63%	4.16%
Class A return after taxes on distributions and sale of Fund shares	5.65%	0.65%	3.68%
Class B return before taxes	10.53%	0.87%	4.42%
Class C return before taxes	13.53%	1.30%	4.42%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	5.39%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.